Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Consolidated statements of comprehensive income
Net income	€ 189,608	€ 118,315
Components that will not be reclassified to profit or loss:
FVOCI equity investments		(4,273)
Actuarial gain (loss) on defined benefit pension plans	32,070	23,204
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(9,900)	(6,581)
Total	22,170	12,350
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(491,183)	192,328
FVOCI debt securities	5,291	(1,685)
Gain (loss) related to cash flow hedges	12,577	(3,840)
Cost of hedging	(1,013)	1,579
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(3,873)	1,014
Total	(478,201)	189,396
Other comprehensive income (loss), net of tax	(456,031)	201,746
Total comprehensive income (loss)	(266,423)	320,061
Comprehensive income attributable to noncontrolling interests	(4,859)	72,706
Comprehensive income (loss) attributable to shareholders of FME AG	€ (261,564)	€ 247,355